Net Unrealized Gains On Available-For-Sale Securities and Effective Portion Of Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Held-for-sale securities	$ 0	$ 614	$ 798
Net unrealized gains (losses)	2,096,682	1,146,460	482,784
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	6,190,127	3,517,326	1,553,935
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	10,836	3,625	(2,394)
Cash flow hedges
Schedule of Available-for-sale Securities [Line Items]
Cash flow hedges	(41,993)	(29,547)	16,013
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(3,007,245)	(1,728,234)	(825,607)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (1,055,043)	$ (617,324)	$ (259,961)